Sales - Trade receivables - Aging (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables past due and depreciated according to their age	€ 1,204	€ 1,145	€ 1,233
Later than one month and not later than six months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables past due and depreciated according to their age	714	596	720
Later than six months and not later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables past due and depreciated according to their age	164	213	305
Later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Net trade receivables past due and depreciated according to their age	€ 326	€ 335	€ 208